CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Tables)	12 Months Ended
Dec. 31, 2016
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
Schedule of cash and cash equivalents

	2015	2016	2016
	RUB	RUB	$
Cash	3,268	5,695	93.9
Cash equivalents:
Bank deposits	14,775	22,521	371.3
Investments in money market funds	6,195	3	—
Other cash equivalents	—	13	0.2
Total cash and cash equivalents	24,238	28,232	465.4

Schedule of accounts receivable

	2015	2016	2016
	RUB	RUB	$
Trade receivables	5,881	8,191	135.0
Allowance for doubtful accounts	(295)	(450)	(7.4)
Total accounts receivable, net	5,586	7,741	127.6

Schedule of movements in the allowance for doubtful accounts

	2014	2015	2016	2016
	RUB	RUB	RUB	$
Balance at the beginning of the period	73	132	295	4.9
Charges to expenses	75	182	211	3.5
Utilization	(16)	(19)	(56)	(1.0)
Balance at the end of the period	132	295	450	7.4

Schedule of other current assets

	2015	2016	2016
	RUB	RUB	$
VAT reclaimable	1,002	1,014	16.7
Loans to employees	264	454	7.5
Interest receivable	1,277	268	4.4
Receivables for disposed equity securities	44	267	4.4
Funds receivable	147	224	3.7
Restricted cash	857	136	2.2
Other	244	351	5.8
Total other current assets	3,835	2,714	44.7

Schedule of restricted cash, non-current

	2015	2016	2016
	RUB	RUB	$
Related to the acquisition of Auto.ru (Note 4)	510	425	7.0
Other	23	17	0.3
Total restricted cash, non-current	533	442	7.3

Schedule of other non-current assets

	2015	2016	2016
	RUB	RUB	$
Loans to employees	758	1,129	18.6
Loans granted to third parties	620	847	14.0
Loans granted to related parties (Note 17)	—	173	2.9
Interest receivable	10	27	0.4
Other receivables	4	193	3.2
Total other non-current assets	1,392	2,369	39.1

Schedule of investments in debt securities

	2015	2016	2016
	RUB	RUB	$
Credit-linked notes	2,915	3,033	50.0
Total investments in debt securities	2,915	3,033	50.0

Schedule of investments in non-marketable equity securities

	2015	2016	2016
	RUB	RUB	$
Yandex.Money	700	832	13.7
Other	422	681	11.2
Total investments in non-marketable equity securities	1,122	1,513	24.9

Schedule of accounts payable and accrued liabilities

	2015	2016	2016
	RUB	RUB	$
Trade accounts payable and accrued liabilities	6,015	7,852	129.4
Salary and other compensation expenses payable/accrued to employees	979	1,680	27.8
Total accounts payable and accrued liabilities	6,994	9,532	157.2

Schedule components of our other Income, net

	2014	2015	2016	2016
	RUB	RUB	RUB	$
Foreign exchange gains/(losses)	6,553	1,903	(3,834)	(63.2)
Gain from sale of equity securities	—	—	157	2.5
Gain from repurchases of convertible debt	548	310	53	0.9
Impairment of investments in equity securities	(700)	—	—	—
Other	(105)	46	229	3.8
Total other income/(loss), net	6,296	2,259	(3,395)	(56.0)